Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net (loss) income	$ (1,347,113)	$ (190,321)	$ 103,971
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	557,267	565,540	564,628
Amortization of operating lease right-of-use assets	28,935	40,851	54,071
Gain on derivative liability – warrants	(23,314)	(60,207)
Shares issued for services		179,293
Stock awareness program – warrants granted for services		83,572
Deferred income tax expense	(210,499)	210,499
Stock-based compensation	696,248	660,266	158,883
Unrealized foreign exchange (income) loss	(1,052)	134
Changes in operating assets and liabilities:
Accounts receivable	(772,418)	(2,694,324)	(1,540,762)
Prepaid expenses	34,220	(15,498)	19,944
Accounts payable and accrued liabilities	1,471,471	2,071,728	896,243
Net cash provided by operating activities	433,745	851,533	256,978
Cash flows from investing activities:
Acquisition of equipment	(22,806)	(8,152)	(3,212)
Long-term cash equivalent		7,768	7,020
Payments on right-of-use assets			(25,472)
Security deposits	(3,727)		127
Net cash used in investing activities	(26,533)	(384)	(21,537)
Cash flows from financing activities:
Government CEBA loan			47,089
Options exercised		31,264
Payments for repurchase of common shares	(87,778)
Proceeds of short-term loan		200,000
Repayment of short-term loan		(200,000)
Payments on operating lease liabilities	(34,511)	(29,851)	(23,697)
Net cash (used in) provided by financing activities	(122,289)	1,413	23,392
Change in cash	284,923	852,562	258,833
Cash, beginning of year	2,078,607	1,226,045	967,212
Cash, end of year	2,363,530	2,078,607	1,226,045
Supplementary information:
Interest paid		987
Income taxes paid (recovery)	3,129	2,989	(55,243)
Non-cash transaction
Shares issued to settle accounts payable and accrued liabilities	$ 79,705